Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Property, Plant and Equipment Owned and Leased Assets
Property, plant and equipment comprises owned and leased assets, as follows:

Million US dollar	31 December 2020	31 December 2019
Property, plant and equipment owned	24 191	25 515
Property, plant and equipment leased (right-of-use assets)	2 228	2 029

Total property, plant and equipment	26 419	27 544

Summary of Property, Plant and Equipment

	31 December 2020				31 December 2019
Million US dollar	Land and buildings	Plant and equipment, fixtures and fittings	Under construction	Total	Total
Acquisition cost
Balance at end of previous year	12 216	34 381	2 160	48 757	47 969
Effect of movements in foreign exchange	(393)	(1 086)	(165)	(1 644)	(485)
Acquisitions	24	856	2 308	3 188	4 451
Acquisitions through business combinations	40	56	16	111	24
Disposals	(68)	(1 186)	(19)	(1 274)	(1 987)
Disposals through the sale of subsidiaries	—	—	—	—	(4)
Transfer (to)/from other asset categories and other movements¹	419	1 955	(2 519)	(145)	(1 211)

Balance at end of the period	12 237	34 976	1 780	48 993	48 757
Depreciation and impairment losses
Balance at end of previous year	(3 604)	(19 638)	—	(23 242)	(22 331)
Effect of movements in foreign exchange	54	570	—	625	310
Depreciation	(387)	(2 862)	—	(3 250)	(3 370)
Disposals	23	1 108	—	1 130	1 734
Disposals through the sale of subsidiaries	—	—	—	—	3
Impairment losses	(31)	(114)	—	(145)	(87)
Transfer to/(from) other asset categories and other movements¹	(4)	84	—	80	499

Balance at end of the period	(3 950)	(20 852)	—	(24 802)	(23 242)
Carrying amount
at 31 December 2019	8 612	14 743	2 160	25 515	25 515
at 31 December 2020	8 287	14 124	1 780	24 191	—

Summary of Property, Plant and Equipment Leased (right- of- use assets)
Property, plant and equipment leased by the company
(right-of-use
assets) is detailed as follows:

	2020
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 726	502	2 228

Depreciation for the year ended 31 December	(343)	(156)	(499)

	2019
Million US dollar	Land and buildings	Machinery, equipment and other	Total
Net carrying amount at 31 December	1 723	306	2 029

Depreciation for the year ended 31 December	(329)	(160)	(489)